Summary of Significant Accounting Policies (Detail) (USD $)	9 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013 Unit	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Scenario, Adjustment [Member]	Dec. 31, 2012 Scenario, Adjustment [Member]	Dec. 31, 2011 Scenario, Adjustment [Member]	Sep. 30, 2014 POP Display Amortization [Member]	Sep. 30, 2013 POP Display Amortization [Member]	Dec. 31, 2013 POP Display Amortization [Member]	Dec. 31, 2012 POP Display Amortization [Member]	Dec. 31, 2011 POP Display Amortization [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Sales and marketing expense	$ 133,151,000	$ 112,151,000	$ 157,771,000	$ 116,855,000	$ 64,375,000		$ 3,200,000	$ 2,100,000	$ 13,200,000	$ 8,900,000	$ 13,500,000	$ 8,600,000	$ 3,600,000
Property, plant and equipment useful life														1 year	7 years
Number of reporting units			1
Deferred Revenue	7,400,000		6,400,000	3,800,000
Advertising costs	32,300,000	38,700,000	55,500,000	46,900,000	23,700,000		8,200,000	2,600,000
Net cash provided by (used in) operating activities	$ 53,732,000	$ 20,147,000	$ 102,477,000	$ 8,366,000	$ 15,229,000	$ 3,200,000